CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2019 CNY (¥)
IPO [Member]
Common stock issuance costs	¥ 49,479,335